COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
11.	COMMITMENTS AND CONTINGENCIES
Legal Proceedings
—Occasionally, the Company may be subject to various proceedings such as lawsuits, disputes, or claims. The Company assesses these proceedings as they arise and accrues a liability when losses are probable and reasonably estimable. Although legal proceedings are inherently unpredictable, the Company is currently not aware of any matters that, if determined adversely to the Company, would individually, or taken together, have a material adverse effect on the Company’s business, financial position, results of operations, or cash flows.
Commitment
—The Company has entered into a Strategic Services and Expenses Support Agreement (“Expense Support Agreement”) with two commonly owned full-service origination, servicing, and investment Providers in exchange for an option to purchase the outstanding equity ownership of the Providers. Pursuant to the Expense Support Agreement, Abacus Life, Inc. provides financial support and advice for the expenses of the Providers incurred in connection with their life settlement transactions businesses and the Providers are required to hire a life settlement transactions operations employee of an affiliate of Abacus Life, Inc. No later than December 1 of each calendar year, Abacus Life, Inc. provides a budget for the Providers, in which Abacus Life, Inc. commits to extend financial support for all operating expenses up to the budgeted amount. “Operating Expenses” for purposes of the Expense Support Agreement means all annual operating expenses of the Providers incurred in the ordinary course of business, excluding the premiums paid for the Providers insurance coverages that are allocable to the insurance coverage provided to Institutional Life Holdings, LLC, which owns all the outstanding membership interests of the Providers if unrelated to the Providers settlement business.
For the three months ended June 30, 2023, Abacus Life, Inc. did no
t
incur expenses related to the Expense Support Agreement. For the six months ended June 30, 2023, Abacus Life, Inc. incurred $29,721 of expenses, related to the Expense Support Agreement, which is included in the Other (expense) line of the condensed consolidated statements of operations and comprehensive income and have not been reimbursed by the Providers.